Share capital (Tables)	12 Months Ended
Dec. 31, 2012
Share capital [Abstract]
Share capital
	2012		2011		2010
All shares are common shares of $2.00 par value each	Shares	$millions	Shares	$millions	Shares	$millions
Authorized share capital	800,000,000	1,600	800,000,000	1,600	800,000,000	1,600

Issued and fully paid share capital	469,250,933	938	469,250,933	938	443,308,487	887
Treasury shares held by Company	(72,859)	-	(1,478,759)	(3)	(182,796)	(1)
Outstanding shares in issue	469,178,074	938	467,772,174	935	443,125,691	886